UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-03534

Name of Fund:  Merrill Lynch USA Government Reserves

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, Merrill Lynch USA Government Reserves, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 08/31/05

Item 1 -   Report to Stockholders


Merrill Lynch
U.S.A. Government
Reserves


Annual Report
August 31, 2005


(BULL LOGO) Merrill Lynch Investment Managers www.mlim.ml.com


Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863);
(2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch U.S.A. Government Reserves
Box 9011
Princeton, NJ
08543-9011


(GO PAPERLESS LOGO)
It's Fast, Convenient, & Timely!
To sign up today, go to www.icsdelivery.com/live.



Merrill Lynch U.S.A. Government Reserves


Important Tax Information


Of the ordinary income distributions paid by Merrill Lynch U.S.A. Government Reserves during the fiscal year ended August 31, 2005, 24.79% was attributable to federal obligations.

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005



A Letter From the President


Dear Shareholder

Amid what we've coined a "muddle through" year for the financial markets, the major market benchmarks managed to post positive results for the current reporting period:

Total Returns as of August 31, 2005                                    6-month        12-month
U.S. equities (Standard & Poor's 500 Index)                             +2.33%        +12.56%
Small-cap U.S. equities (Russell 2000 Index)                            +5.75%        +23.10%
International equities (MSCI Europe Australasia Far East Index)         +1.98%        +23.58%
Fixed income (Lehman Brothers Aggregate Bond Index)                     +2.85%        + 4.15%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)          +2.85%        + 5.31%
High yield bonds (Credit Suisse First Boston High Yield Index)          +1.35%        + 8.98%

Since June 2004, the Federal Reserve Board (the Fed) has tirelessly advanced its interest rate-hiking program, bringing the federal funds rate to 3.5% by August 31 (and to 3.75% on September 20). Economists and investors have struggled to project the Fed's future moves, vacillating from expectations for an impending end to monetary tightening to fears that the central bank may increase interest rates more than is necessary to moderate economic growth and keep inflation in check. Most recently, the devastation of Hurricane Katrina added a new element of ambiguity in terms of its impact on the economy and Fed sentiment. Many now believe the Fed will suspend its interest rate-hiking campaign at some point this year.

Equity market returns over the past several months have reflected a degree of investor uncertainty. After a strong finish to 2004, the S&P 500 Index posted gains in four of the first eight months of 2005. Up to this point, strong corporate earnings reports and low long-term bond yields have worked in favor of equities. Factors that pose the greatest risks to stocks include record-high oil prices, continued interest rate hikes and the possibility for disappointing earnings for the remainder of the year.

Fixed income markets have fared relatively well in the face of monetary tightening. As the short end of the yield curve moved in concert with Fed interest rate hikes, long-term bond yields remained low, perpetuating the yield curve flattening trend. Because bond prices move in the opposite direction of yields, the result has been that longer-term bonds have outperformed short-term bonds. At period end, the spread between two-year and 10-year Treasury yields was just 18 basis points (.18%).

Financial markets are likely to face continued crosscurrents for the remainder of 2005, particularly as the economy digests the impact of Hurricane Katrina. Nevertheless, opportunities do exist and we encourage you to work with your financial advisor to diversify your portfolio among a variety of asset types. This can help to diffuse risk while also tapping into the potential benefits of a broader range of investment alternatives. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Trustee



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005



A Discussion With Your Fund's Portfolio Manager


We maintained a relatively conservative approach throughout the year in recognition of rising interest rates, particularly in the short end of the yield curve.


How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended August 31, 2005, Merrill Lynch U.S.A. Government Reserves paid shareholders a net annualized dividend of 1.53%. For the six-month period ended August 31, 2005, the Fund paid shareholders a net annualized dividend of 2.04%. The Fund's seven-day yield as of August 31, 2005 was 2.49%.

The Fund's average portfolio maturity at August 31, 2005 was 35 days, compared to 43 days at February 28, 2005 and 45 days at August 31, 2004.

We continued to employ a barbell strategy throughout the year. This involved emphasizing the very front end of the market (overnight and term financing) for liquidity and initially adding longer-dated securities for yield enhancement and price appreciation. We began to limit our use of longer-dated securities as the Federal Reserve Board (the Fed) advanced its monetary tightening campaign. The market value of these securities tends to suffer more in a rising interest rate environment. As a result of managing the portfolio's average life and longer-dated holdings, the Fund was able to deliver competitive results relative to its peers.

The Fed continued to target higher interest rates to combat inflation expectations, bringing the federal funds rate to 3.50% by period-end, the culmination of 10 consecutive interest rate hikes since June 2004. The Fed maintained its commitment to a measured monetary tightening program even in the face of rising oil prices, which many feared could increase inflationary pressures and threaten the economic growth forecasts at certain points throughout the period. Nevertheless, the oil price shocks were largely absorbed by the markets. Recently, conflicting signals regarding inflation have started to emerge. While the personal consumption expenditure price index still suggests a benign inflationary environment, recent gains in wage and unit labor costs are indicating an increase in the rate of inflation.

As short-term interest rates rose in unison with the Fed interest rate hikes, long-term interest rates remained stubbornly low, perpetuating the yield curve flattening trend. The yield differential between the 10-year and two-year Treasury was just 20 basis points (.20%) at August 31, 2005. At the short end, the yield differential between the three-month U.S. Treasury bill and two-year note was just 30 basis points.

Following a steady rise in Treasury issuance, we witnessed a decline in supply during the second half of the fiscal year, most notably in shorter-term securities. The government's increased collection of both corporate and individual payroll taxes - coincident with improving employment and corporate earnings - has helped offset the need for additional supply in the short end. In addition, shrinking federal budget deficits contributed to the slowdown in Treasury issuance during this timeframe.

As the period came to a close, Hurricane Katrina devastated the Gulf Coast in one of the worst natural disasters in U.S. history. The immediate impact around the country came in the form of higher oil and gasoline prices, which have since retreated modestly. Economically, this is likely to hamper growth in the coming months, although history seems to indicate that natural disasters have a much smaller lasting effect on the national economy in terms of gross domestic product. Nevertheless, it seems clear that the longer-term effects of Katrina and impending severe weather systems will increase the need for additional Treasury borrowing, both in bills and notes, to finance the reconstruction of the affected communities.


How did you manage the Fund during the period?

Within the context of a rising interest rate environment, our approach to managing the Fund was primarily to maintain a relatively short average portfolio maturity.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005



Although we generally maintained a barbelled strategy, we did not participate heavily in longer-dated securities. Instead, we focused mainly on increasing our liquidity profile, namely in repurchase agreements and shorter-dated Treasury issues. As longer-dated issues matured, we reinvested in shorter securities. By period-end, the portfolio's position in repurchase agreements, which comprised primarily overnight and one-week maturities, represented 77% of the Fund's net assets. This sector resets to market rates quicker than longer-dated securities while also allowing the Fund ample liquidity.

Ultimately, we targeted one-year maturities as the fulcrum point of the yield curve and determined that the six-month to one-year sector offered the best opportunity for yield enhancement and price appreciation. As one-year issues approached yields of 4%, we selectively added them to the portfolio.


How would you characterize the Fund's position at the close of the period?

Our position at period-end could be described as cautiously optimistic (compared to cautious six months ago). The effects of Hurricane Katrina and the resultant higher energy prices will almost certainly slow the economy in the coming months. In the immediate aftermath of the hurricane, some investors believed the Fed could resist raising interest rates on September 20. However, the Fed did increase the federal funds rate 25 basis points, bringing the short-term interest rate target to 3.75%. Additionally, the Fed's language maintained that, for now, monetary policy remains accommodative and their focus will remain on inflation.

With the remaining 2005 Federal Open Market Committee (FOMC) meetings slated for November and December, we expect the Fed to become more data dependent in determining monetary policy. While we will view carefully the outcome of the final two FOMC meetings of 2005, we believe the Fed is likely to temper their stance on monetary policy and lessen the risk of substantially higher interest rates should the economy exhibit signs of slowing in 2006. Under these conditions, we will extend the portfolio's average maturity if the economy exhibits signs of faltering and the front end of the yield curve steepens.

The Fund's portfolio composition, as a percent of net assets, at the end of August and as of our last report to shareholders is detailed below:


                                       8/31/2005      2/28/2005

Repurchase Agreements                      77.1%          69.9%
U.S. Government Obligations                20.3           31.7
Liabilities in Excess of
  Other Assets                              2.6           (1.6)
                                          ------         ------
Total                                     100.0%         100.0%
                                          ======         ======


John Ng
Vice President and Portfolio Manager


September 23, 2005



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on March 1, 2005 and held through August 31, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                   Expenses Paid
                                                              Beginning            Ending        During the Period*
                                                            Account Value      Account Value       March 1, 2005
                                                               March 1,          August 31,        to August 31,
                                                                 2005               2005                2005
Actual

ML U.S.A. Government Reserves                                   $1,000           $1,010.20             $4.86

Hypothetical (5% annual return before expenses)**

ML U.S.A. Government Reserves                                   $1,000           $1,020.36             $4.89

 * Expenses are equal to the Fund's annualized expense ratio of .96%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005



Schedule of Investments                                          (In Thousands)


                              Face       Interest       Maturity
Issue                        Amount        Rate           Date            Value

U.S. Government Obligations*--20.3%

U.S. Treasury Bills       $  1,614          3.105 %    11/03/2005    $    1,605
                               680          3.098      11/25/2005           675

U.S. Treasury Notes          4,707          5.75       11/15/2005         4,727
                             1,100          1.875      11/30/2005         1,095
                             3,350          1.875       1/31/2006         3,325
                             3,000          1.625       2/28/2006         2,970
                             5,542          1.50        3/31/2006         5,472
                             1,170          4.625       5/15/2006         1,177
                               600          2.50        5/31/2006           594

Total U.S. Government Obligations
(Cost--$21,686)                                                          21,640



Face
Amount                      Issue

Repurchase Agreements--77.1%

$ 5,000     ABN AMRO Bank N.V., New York Branch,
            purchased on 8/26/2005 to yield 3.47%
            to 9/02/2005, repurchase price of $5,003,
            collateralized by U.S. Treasury Bills,
            due 1/19/2006                                                 5,000

  5,000     Banc of America Securities LLC, purchased on
            8/31/2005 to yield 3.51% to 9/07/2005,
            repurchase price of $5,003, collateralized
            by GNMA, 6% to 6.50% due 2/20/2035
            to 7/15/2035                                                  5,000

  5,000     Barclays Capital Inc., purchased on 8/31/2005
            to yield 3.51% to 9/01/2005, repurchase
            price of $5,000, collateralized by U.S.
            Treasury Inflation Indexed Bond, 3.375%
            due 1/15/2007                                                 5,000

  2,000     Bear Stearns & Co., Inc., purchased on
            8/31/2005 to yield 3.50% to 9/01/2005,
            repurchase price of $2,000, collateralized
            by U.S. Treasury Note, 3.625% due 7/15/2009                   2,000

  5,100     Citigroup Global Markets Inc., purchased on
            8/31/2005 to yield 3.53% to 9/07/2005,
            repurchase price of $5,104, collateralized
            by GNMA, 5.50% to 6.50% due 10/15/2028
            to 4/15/2035                                                  5,100

  5,000     Countrywide Securities Corp., purchased on
            8/30/2005 to yield 3.54% to 9/06/2005,
            repurchase price of $5,003, collateralized
            by GNMA, 4% due 12/20/2033                                    5,000



Face
Amount                      Issue                                         Value

Repurchase Agreements (continued)

$ 5,000     Credit Suisse LLC, purchased on 8/30/2005
            to yield 3.53% to 9/06/2005, repurchase
            price of $5,003, collateralized by GNMA,
            6.50% due 12/15/2043                                     $    5,000

  5,000     Deutsche Bank Securities Inc., purchased
            on 8/30/2005 to yield 3.52% to 9/06/2005,
            repurchase price of $5,003, collateralized
            by GNMA, 4.375% due 5/20/2033                                 5,000

  5,000     Goldman Sachs & Company, purchased on
            8/05/2005 to yield 3.43% to 9/02/2005, repur-
            chase price of $5,013, collateralized by U.S.
            Treasury STRIPS++, due 8/15/2020 to 8/15/2023                 5,000

  5,000     Greenwich Capital Markets, Inc., purchased
            on 8/31/2005 to yield 3.51% to 9/07/2005,
            repurchase price of $5,003, collateralized
            by GNMA, 5% to 7% due 3/25/2031
            to 8/20/2035                                                  5,000

  5,110     HSBC Securities (USA) Inc., purchased on
            8/31/2005 to yield 3.53% to 9/01/2005,
            repurchase price of $5,111, collateralized
            by U.S. Treasury STRIPS++, due 5/15/2016
            to 2/15/2031                                                  5,110

  5,100     J.P. Morgan Securities Inc., purchased on
            8/31/2005 to yield 3.53% to 9/07/2005,
            repurchase price of $5,104, collateralized
            by GNMA, 5% due 5/15/2035                                     5,100

  5,000     Lehman Brothers, Inc., purchased on
            8/30/2005 to yield 3.48% to 9/06/2005,
            repurchase price of $5,003, collateralized
            by U.S. Treasury Note, 2.50% due 9/30/2006                    5,000

  5,000     Merrill Lynch Government Securities, Inc.,**
            purchased on 8/25/2005 to yield 3.48%
            to 9/01/2005, repurchase price of $5,003,
            collateralized by GNMA, 5% to 9.25%
            due 7/15/2015 to 5/15/2044                                    5,000

  5,000     Mizuho Securities USA Inc., purchased on
            8/25/2005 to yield 3.46% to 9/01/2005,
            repurchase price of $5,003, collateralized
            by U.S. Treasury Bills, due 9/22/2005 to
            10/20/2005, U.S.Treasury Notes 1.625%
            to 6.50%, due 10/31/2005 to 2/15/2010,
            U.S. Treasury Bond, 5.25% to 10.625%
            due 8/15/2015 to 11/15/2028 and U.S.
            Treasury STRIPS++ due 2/15/2029                               5,000




MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005



Schedule of Investments (concluded)                              (In Thousands)


Face
Amount                      Issue                                         Value

Repurchase Agreements (concluded)

$ 5,000     Morgan Stanley & Co., Inc., purchased on
            8/25/2005 to yield 3.46% to 9/01/2005,
            repurchase price of $5,003, collateralized
            by U.S. Treasury STRIPS++, due 2/15/2016                 $    5,000

  5,000     UBS Securities LLC, purchased on 8/25/2005
            to yield 3.46% to 9/01/2005, repurchase
            price of $5,003, collateralized by GNMA,
            4.5% to 7.5% due 12/15/2022 to 5/20/2035                      5,000

Total Repurchase Agreements
(Cost--$82,310)                                                          82,310

Total Investments
(Cost--$103,996***)--97.4%                                              103,950
Other Assets Less Liabilities--2.6%                                       2,795
                                                                     ----------
Net Assets--100.0%                                                   $  106,745
                                                                     ==========

  * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

 ** Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                           Net           Interest
    Affiliate                           Activity          Income

    Merrill Lynch Government
       Securities, Inc.                 $(1,500)           $70


*** The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    103,996
                                                   ============
    Gross unrealized appreciation                            --
    Gross unrealized depreciation                  $       (46)
                                                   ------------
    Net unrealized depreciation                    $       (46)
                                                   ============


 ++ Separately Traded Registered Interest and Principal of Securities.

    See Notes to Financial Statements.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005


Statement of Assets and Liabilities

As of August 31, 2005
Assets

       Investments in unaffiliated securities, at value (identified cost--$98,995,856)                            $    98,950,063
       Investments in affiliated securities, at value (identified cost--$5,000,000)                                     5,000,000
       Cash                                                                                                                 5,848
       Receivables:
           Beneficial interest sold                                                            $     4,397,740
           Interest (includes $3,383 from affiliates)                                                  182,820          4,580,560
                                                                                               ---------------
       Prepaid expenses                                                                                                    16,000
                                                                                                                  ---------------
       Total assets                                                                                                   108,552,471
                                                                                                                  ---------------

Liabilities

       Payables:
           Beneficial interest redeemed                                                              1,674,727
           Other affiliates                                                                             40,777
           Distributor                                                                                  38,754
           Investment adviser                                                                           31,054          1,785,312
                                                                                               ---------------
       Accrued expenses                                                                                                    21,788
                                                                                                                  ---------------
       Total liabilities                                                                                                1,807,100
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   106,745,371
                                                                                                                  ===============

Net Assets Consist of

       Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                       $    10,679,116
       Paid-in capital in excess of par                                                                                96,112,048
       Unrealized depreciation                                                                                           (45,793)
                                                                                                                  ---------------
       Net Assets--Equivalent to $1.00 per share based on 106,791,164 shares of beneficial
       interest outstanding                                                                                       $   106,745,371
                                                                                                                  ===============

       See Notes to Financial Statements.


MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005


Statement of Operations

For the Year Ended August 31, 2005
Investment Income

       Interest and amortization of premium and discount earned (includes $69,710
       from affiliates)                                                                                           $     2,915,928

Expenses

       Investment advisory fees                                                                $       539,664
       Transfer agent fees                                                                             190,319
       Distribution fees                                                                               138,507
       Registration fees                                                                                56,243
       Accounting services                                                                              45,192
       Professional fees                                                                                44,958
       Trustees' fees and expenses                                                                      41,304
       Printing and shareholder reports                                                                 34,034
       Custodian fees                                                                                   17,055
       Pricing fees                                                                                        990
       Other                                                                                            15,409
                                                                                               ---------------
       Total expenses                                                                                                   1,123,675
                                                                                                                  ---------------
       Investment income--net                                                                                           1,792,253
                                                                                                                  ---------------

Realized & Unrealized Gain (Loss)--Net

       Realized gain on investments--net                                                                                      716
       Change in unrealized depreciation on investments--net                                                             (15,628)
                                                                                                                  ---------------
       Total realized and unrealized loss--net                                                                           (14,912)
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $     1,777,341
                                                                                                                  ===============

       See Notes to Financial Statements.


MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005


Statements of Changes in Net Assets
                                                                                                       For the Year Ended
                                                                                                           August 31,
Increase (Decrease) in Net Assets:                                                                   2005              2004
Operations

       Investment income--net                                                                  $     1,792,253    $       445,833
       Realized gains--net                                                                                 716              5,207
       Change in unrealized appreciation/depreciation--net                                            (15,628)          (124,319)
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                          1,777,341            326,721
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

       Investment income--net                                                                      (1,792,253)          (445,833)
       Realized gains--net                                                                               (716)            (5,207)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends and distributions to shareholders       (1,792,969)          (451,040)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

       Net proceeds from sale of shares                                                            320,826,590        394,683,119
       Value of shares issued to shareholders in reinvestment of dividends and distributions         1,793,000            451,005
                                                                                               ---------------    ---------------
                                                                                                   322,619,590        395,134,124
       Cost of shares redeemed                                                                   (349,067,374)      (449,449,454)
                                                                                               ---------------    ---------------
       Net decrease in net assets derived from beneficial interest transactions                   (26,447,784)       (54,315,330)
                                                                                               ---------------    ---------------

Net Assets

       Total decrease in net assets                                                               (26,463,412)       (54,439,649)
       Beginning of year                                                                           133,208,783        187,648,432
                                                                                               ---------------    ---------------
       End of year                                                                             $   106,745,371    $   133,208,783
                                                                                               ===============    ===============

       See Notes to Financial Statements.


MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005


Financial Highlights

The following per share data and ratios have been derived                     For the Year Ended August 31,
from information provided in the financial statements.       2005           2004           2003           2002           2001
Per Share Operating Performance

       Net asset value, beginning of year                 $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                          -----------    -----------    -----------    -----------    -----------
           Investment income--net                               .0153          .0030          .0062          .0150          .0443
           Realized and unrealized gain (loss)--net           (.0001)        (.0008)        (.0004)        (.0001)          .0012
                                                          -----------    -----------    -----------    -----------    -----------
       Total from investment operations                         .0152          .0022          .0058          .0149          .0455
                                                          -----------    -----------    -----------    -----------    -----------
       Less dividends and distributions:
           Investment income--net                             (.0153)        (.0030)        (.0062)        (.0150)        (.0443)
           Realized gains--net                                    --*            --*        (.0001)        (.0001)        (.0002)
                                                          -----------    -----------    -----------    -----------    -----------
       Total dividends and distributions                      (.0153)        (.0030)        (.0063)        (.0151)        (.0445)
                                                          -----------    -----------    -----------    -----------    -----------
       Net asset value, end of year                       $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                          ===========    ===========    ===========    ===========    ===========
       Total investment return                                  1.54%           .30%           .63%          1.45%          4.59%
                                                          ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets

       Expenses                                                  .94%           .89%           .82%           .80%           .92%
                                                          ===========    ===========    ===========    ===========    ===========
       Investment income and realized gain (loss)--net          1.50%           .29%           .65%          1.48%          4.49%
                                                          ===========    ===========    ===========    ===========    ===========

Supplemental Data

       Net assets, end of year (in thousands)             $   106,745    $   133,209  $     187,648   $    244,229    $   270,063
                                                          ===========    ===========    ===========    ===========    ===========

         * Amount is less than $(.0001) per share.

           See Notes to Financial Statements.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005



Notes to Financial Statements


1. Significant Accounting Policies:
Merrill Lynch U.S.A. Government Reserves (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Repurchase agreements--The Fund may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(g) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005



Notes to Financial Statements (concluded)


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. For such services, the Fund pays a monthly fee equal to an annual rate of .45% of the average daily net assets of the Fund.

The Fund has a Distribution and Shareholder Servicing Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of .125% of the average daily net assets of the accounts of Fund shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S and its financial advisors and other directly involved branch office personnel for selling shares of the Fund, providing direct personal services to shareholders and in processing share orders and administering shareholders' accounts.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates.

FAM Distributors, Inc. ("FAMD"), a wholly-owned subsidiary of ML & Co., is the Fund's distributor.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended August 31, 2005, the Fund reimbursed MLIM $2,715 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, ML & Co., and/or MLIM, LLC.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended August 31, 2005 and August 31, 2004 was as follows:

                                         8/31/2005        8/31/2004
Distributions paid from:
   Ordinary income                   $   1,792,969    $     449,828
   Net long-term capital gains                  --            1,212
                                     -------------    -------------
Total taxable distributions          $   1,792,969    $     451,040
                                     =============    =============


As of August 31, 2005, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income--net                    $       1,624
Undistributed long-term capital gains--net                       --
                                                      -------------
Total undistributed earnings--net                             1,624
Capital loss carryforward                                        --
Unrealized losses--net                                    (47,417)*
                                                      -------------
Total accumulated losses--net                         $    (45,793)
                                                      =============

 * The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales and the deferral of post-October capital losses for tax purposes.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005



Report of Independent Registered Public Accounting Firm


To the Shareholders and Board of Trustees of Merrill Lynch U.S.A. Government Reserves:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch U.S.A. Government Reserves as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch U.S.A. Government Reserves as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
October 18, 2005



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005


Officers and Trustees

                                                                                               Number of
                                                                                               Portfolios in   Other Public
                        Position(s)   Length of                                                Fund Complex    Directorships
                        Held with     Time                                                     Overseen by     Held by
Name, Address & Age     Fund          Served    Principal Occupation(s) During Past 5 Years    Trustee         Trustee
Interested Trustee


Robert C. Doll, Jr.*    President     2005 to   President of the MLIM/FAM-advised funds since  130 Funds       None
P.O. Box 9011           and           present   2005; President of MLIM and FAM since 2001;    175 Portfolios
Princeton,              Trustee                 Co-Head (Americas Region) thereof from 2000
NJ 08543-9011                                   to 2001 and Senior Vice President from 1999
Age: 51                                         to 2001; President and Director of Princeton
                                                Services, Inc. ("Princeton Services") since 2001;
                                                President of Princeton Administrators, L.P.
                                                ("Princeton Administrators") since 2001; Chief
                                                Investment Officer of Oppenheimer Funds, Inc.
                                                in 1999 and Executive Vice President thereof
                                                from 1991 to 1999.


 * Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser.
   Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton Administrators. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund
   President, Mr. Doll serves at the pleasure of the Board of Trustees.


MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005


Officers and Trustees (continued)

                                                                                               Number of
                                                                                               Portfolios in   Other Public
                        Position(s)   Length of                                                Fund Complex    Directorships
                        Held with     Time                                                     Overseen by     Held by
Name, Address & Age     Fund          Served    Principal Occupation(s) During Past 5 Years    Trustee         Trustee
Independent Trustees*


Donald W. Burton        Trustee       2002 to   General Partner of The Burton Partnership,     23 Funds        Knology, Inc.
P.O. Box 9095                         present   Limited Partnership (an investment             42 Portfolios   (telecommuni-
Princeton,                                      partnership) since 1979; Managing General                      cations) and
NJ 08543-9095                                   Partner of The South Atlantic Venture Funds                    Symbion Inc.
Age: 61                                         since 1983; Member of the Investment Advisory                  (healthcare)
                                                Council of the Florida State Board of
                                                Administration since 2001.


Laurie Simon Hodrick    Trustee       1999 to   Professor of Finance and Economics, Graduate   23 Funds        None
P.O. Box 9095                         present   School of Business, Columbia University since  42 Portfolios
Princeton,                                      1998.
NJ 08543-9095
Age: 42


John Francis O'Brien    Trustee       2005 to   President and Chief Executive Officer of       23 Funds        ABIOMED
P.O. Box 9095                         present   Allmerica Financial Corporation (financial     42 Portfolios   (medical device
Princeton,                                      services holding company) from 1995 to 2002                    manufacturer),
NJ 08543-9095                                   and Director from 1995 to 2003; President of                   Cabot
Age: 62                                         Allmerica Investment Management Co., Inc.                      Corporation
                                                (investment adviser) from 1989 to 2002,                        (chemicals),
                                                Director from 1989 to 2002 and Chairman of                     LKQ Corporation
                                                the Board from 1989 to 1990; President, Chief                  (auto parts
                                                Executive Officer and Director of First                        manufacturing)
                                                Allmerica Financial Life Insurance Company                     and TJX Companies,
                                                from 1989 to 2002; and Director of various                     Inc. (retailer)
                                                other Allmerica Financial companies until
                                                2002; Director since 1989 and Member of the
                                                Governance Nominating Committee since 2004,
                                                Member of the Compensation Committee of
                                                ABIOMED since 1989 and Member of the Audit
                                                Committee of ABIOMED from 1990 to 2004;
                                                Director and Member of the Governance and
                                                Nomination Committee of Cabot Corporation
                                                and Member of the Audit Committee since 1990;
                                                Director and Member of the Audit Committee and
                                                Compensation Committee of LKQ Corporation
                                                since 2003; and Lead Director of TJX Companies,
                                                Inc. since 1999; Trustee of the Woods Hole
                                                Oceanographic Institute since 2003.


David H. Walsh          Trustee       2003 to   Consultant with Putnam Investments from 1993   23 Funds        None
P.O. Box 9095                         present   to 2003, and employed in various capacities    42 Portfolios
Princeton,                                      from 1973 to 1992; Director, The National
NJ 08543-9095                                   Audubon Society since 1998; Director, The
Age: 63                                         American Museum of Fly Fishing since 1997.


Fred G. Weiss**         Trustee       1998 to   Managing Director of FGW Associates since      23 Funds        Watson
P.O. Box 9095                         present   1997; Vice President, Planning, Investment     42 Portfolios   Pharmaceuticals,
Princeton,                                      and Development of Warner Lambert Co. from                     Inc.
NJ 08543-9095                                   1979 to 1997; Director of the Michael J. Fox                   (pharmaceutical
Age: 64                                         Foundation for Parkinson's Research since 2000;                company)
                                                Director of BTG International Plc (a global
                                                technology commercialization company)
                                                since 2001.


 * Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

** Chairman of the Board and the Audit Committee.


MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005


Officers and Trustees (concluded)

                        Position(s)   Length of
                        Held with     Time
Name, Address & Age     Fund          Served    Principal Occupation(s) During Past 5 Years
Fund Officers*


Donald C. Burke         Vice          1993 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
P.O. Box 9011           President     present   Senior Vice President and Treasurer of Princeton Services since 1999 and Director
Princeton,              and           and       since 2004; Vice President of FAM Distributors, Inc. ("FAMD") since 1999; Vice
NJ 08543-9011           Treasurer     1999 to   President of MLIM and FAM from 1990 to 1997; Director of Taxation of MLIM from
Age: 45                               present   1990 to 2001; Vice President, Treasurer and Secretary of the IQ Funds since 2004.


John Ng                 Vice          2002 to   Director of MLIM since 2000; Vice President of MLIM from 1984 to 2000.
P.O. Box 9011           President     present
Princeton,
NJ 08543-9011
Age: 51


Jeffrey Hiller          Chief         2004 to   Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President
P.O. Box 9011           Compliance    present   and Chief Compliance Officer of MLIM (Americas Region) since 2004; Chief
Princeton,              Officer                 Compliance Officer of the IQ Funds since 2004; Global Director of Compliance at
NJ 08543-9011                                   Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
Age: 54                                         Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance
                                                Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the
                                                Commission's Division of Enforcement in Washington, D.C. from 1990 to 1995.


Alice A. Pellegrino     Secretary     2004 to   Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to
P.O. Box 9011                         present   2002; Attorney associated with MLIM since 1997; Secretary of MLIM, FAM, FAMD
Princeton,                                      and Princeton Services since 2004.
NJ 08543-9011
Age: 45


 * Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210


MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                        AUGUST 31, 2005


Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and
           (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum (retired as of December 31,
           2004), (3) Laurie Simon Hodrick, (4) John F. O'Brien (as of November 22, 2004), (5) David H. Walsh and (6) Fred G. Weiss.

           The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
           Item 3(c)(4) of Form N-CSR.

           Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

           M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 -   Principal Accountant Fees and Services

           (a) Audit Fees -        Fiscal Year Ending August 31, 2005 - $26,000
                                   Fiscal Year Ending August 31, 2004 - $25,000

           (b) Audit-Related Fees -Fiscal Year Ending August 31, 2005 - $0
                                   Fiscal Year Ending August 31, 2004 - $0

           (c) Tax Fees -          Fiscal Year Ending August 31, 2005 - $7,000
                                   Fiscal Year Ending August 31, 2004 - $5,800

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -    Fiscal Year Ending August 31, 2005 - $0
                                   Fiscal Year Ending August 31, 2004 - $0

           (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

           (e)(2)  0%

           (f) Not Applicable

           (g) Fiscal Year Ending August 31, 2005 - $7,377,027
               Fiscal Year Ending August 31, 2004 - $14,913,836

           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch USA Government Reserves


By:     /s/ Robert C. Doll, Jr.
       -------------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch USA Government Reserves


Date: October 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Robert C. Doll, Jr.
       -------------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch USA Government Reserves


Date: October 19, 2005


By:     /s/ Donald C. Burke
       -------------------------------
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch USA Government Reserves


Date: October 19, 2005